Segment Information - Schedule of segment expenses and other segment items (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Information
Revenues	¥ 44,280,720	$ 6,066,434	¥ 38,418,915	¥ 35,376,996
Less:
Loss/(gain) on disposal of equity investees, subsidiaries and others	(10,518)	(1,441)	5,485	69,598
Impairment of investment in equity investees	931,367	127,597		26,328
Net income	8,887,595	$ 1,217,595	8,754,457	6,658,966
Single reportable segment
Segment Information
Revenues	44,280,720		38,418,915	35,376,996
Less:
Line-haul transportation cost	13,966,446		13,591,627	12,480,170
Sorting hub cost	9,163,784		8,253,522	7,845,491
Freight forwarding cost	828,270		854,533	1,137,140
Cost of accessories sold	651,729		513,391	463,448
Other costs	5,953,399		3,543,316	4,411,472
Selling, general and administrative excluding Share-based compensation expense	2,371,325		2,170,277	1,898,392
Share-based compensation expense	318,692		254,976	178,980
Loss/(gain) on disposal of equity investees, subsidiaries and others	10,518		(5,485)	(69,598)
Impairment of investment in equity investees	931,367			26,328
Other segment items	1,197,595		488,301	346,207
Net income	¥ 8,887,595		¥ 8,754,457	¥ 6,658,966
Other segment items - Description	Other segment items primarily include other operating income, net, interest income, interest expenses, gain from fair value changes of financial instruments and income tax expense as reported in the consolidated statements of comprehensive income.	Other segment items primarily include other operating income, net, interest income, interest expenses, gain from fair value changes of financial instruments and income tax expense as reported in the consolidated statements of comprehensive income.